Operating expenses - Disclosure of Expenses by Nature (Details) - EUR (€)	12 Months Ended				53 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2022
Statement Line Items [Line Items]
Subcontracting costs	€ (24,432,000)	€ (24,290,000)	€ (19,862,000)
Cost of supplies and consumable materials	(3,582,000)	(3,065,000)	(3,558,000)
Personnel expenses other than share-based compensation	(22,354,000)	(23,475,000)	(20,436,000)
Share-based compensation	(4,249,000)	(2,617,000)	(2,475,000)
Personnel expenses	(26,603,000)	(26,092,000)	(22,911,000)
Non-scientific advisory and consulting	(5,685,000)	(5,269,000)	(4,783,000)
Leasing and maintenance	(1,998,000)	(2,014,000)	(2,164,000)
Travel expenses and meeting attendance	(718,000)	(273,000)	(284,000)
Marketing, communication and public relations	(660,000)	(472,000)	(504,000)
Scientific advisory and consulting	(1,263,000)	(288,000)	(962,000)
Other purchases and external expenses	(2,648,000)	(2,425,000)	(2,053,000)
Depreciation and amortization	(4,424,000)	(4,569,000)	(9,385,000)
Intellectual property expenses	(1,292,000)	(1,584,000)	(1,270,000)
Other income and (expenses), net	(795,000)	(2,188,000)	(958,000)
Impairment of intangible assets	(41,000,000)	0	0	[1]
Total operating expenses	(115,099,000)	(72,528,000)	(68,694,000)	[1]
R&D
Statement Line Items [Line Items]
Subcontracting costs	(24,432,000)	(24,189,000)	(19,866,000)
Cost of supplies and consumable materials	(3,051,000)	(2,533,000)	(3,590,000)
Personnel expenses other than share-based compensation	(14,329,000)	(14,859,000)	(13,825,000)
Share-based compensation	(2,044,000)	(349,000)	(836,000)
Personnel expenses	(16,373,000)	(15,208,000)	(14,661,000)
Non-scientific advisory and consulting	(1,441,000)	(161,000)	(342,000)
Leasing and maintenance	(200,000)	(260,000)	(559,000)
Travel expenses and meeting attendance	(466,000)	(103,000)	(146,000)
Marketing, communication and public relations	(130,000)	(79,000)	(96,000)
Scientific advisory and consulting	(1,263,000)	(288,000)	(962,000)
Other purchases and external expenses	(91,000)	(30,000)	(46,000)
Depreciation and amortization	(2,928,000)	(3,153,000)	(8,231,000)
Intellectual property expenses	(996,000)	(1,279,000)	(877,000)
Other income and (expenses), net	(292,000)	279,000	(332,000)
Impairment of intangible assets	0	0	0
Total operating expenses	(51,663,000)	(47,004,000)	(49,708,000)
G&A
Statement Line Items [Line Items]
Subcontracting costs	0	(101,000)	4,000
Cost of supplies and consumable materials	(531,000)	(532,000)	32,000
Personnel expenses other than share-based compensation	(8,025,000)	(8,616,000)	(6,611,000)
Share-based compensation	(2,204,000)	(2,267,000)	(1,639,000)
Personnel expenses	(10,229,000)	(10,883,000)	(8,250,000)
Non-scientific advisory and consulting	(4,244,000)	(5,108,000)	(4,441,000)
Leasing and maintenance	(1,798,000)	(1,754,000)	(1,605,000)
Travel expenses and meeting attendance	(252,000)	(170,000)	(138,000)
Marketing, communication and public relations	(530,000)	(393,000)	(408,000)
Scientific advisory and consulting	0	0	0
Other purchases and external expenses	(2,557,000)	(2,395,000)	(2,007,000)
Depreciation and amortization	(1,496,000)	(1,416,000)	(1,154,000)
Intellectual property expenses	(296,000)	(305,000)	(393,000)
Other income and (expenses), net	(503,000)	(2,467,000)	(626,000)
Impairment of intangible assets	0	0	0
Total operating expenses	(22,436,000)	€ (25,524,000)	€ (18,986,000)
Impairment Loss
Statement Line Items [Line Items]
Subcontracting costs	0
Cost of supplies and consumable materials	0
Personnel expenses other than share-based compensation	0
Share-based compensation	0
Personnel expenses	0
Non-scientific advisory and consulting	0
Leasing and maintenance	0
Travel expenses and meeting attendance	0
Marketing, communication and public relations	0
Scientific advisory and consulting	0
Other purchases and external expenses	0
Depreciation and amortization	0
Intellectual property expenses	0
Other income and (expenses), net	0
Impairment of intangible assets	(41,000,000)
Total operating expenses	(41,000,000)
PH5401 (anti-C5aR) rights acquired from Novo Nordisk A/S
Statement Line Items [Line Items]
Impairment of intangible assets	€ (41,000,000)				€ 0

[1]	The 2020 comparatives has been restated to consider the impact of classifying the Lumoxiti business as discontinued operations in 2021. See note 2.v and 17 of our consolidated financial statements appearing elsewhere in this Annual Report.